Description of Organization and Business Operations - Proposed Business Combination (Details)		3 Months Ended	9 Months Ended
	Sep. 13, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 15, 2020 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | $ / shares		$ 0.0001
Number of warrants to purchase common stock				1
Number of maximum additional units can be sold to purchasers			9,000,000
Aggregate purchase price | $		$ 25,000
Public Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | $ / shares	$ 11.50
Number of warrants to purchase common stock	1
Exercise price of warrants | $ / shares	$ 11.50
Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Merger Agreement | Forge
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold percentage of consideration payable in cash			15.00%
Threshold amount of consideration payable in cash | $			$ 100,000,000
Aggregate value of consideration transferred | $			$ 1,500,000,000
Number of shares issuable			140,000,000
Deemed value per share | $ / shares			$ 10.00
Merger Agreement | Public Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion ratio	1
Number of warrants converted to Domesticated Company Common Stock	1
Merger Agreement | Private Placement Warrants
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion ratio	1
Number of warrants converted to Domesticated Company Common Stock	1
Merger Agreement | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | $ / shares	$ 0.0001
Merger Agreement | Class B Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted to Domesticated Company Common Stock	1
Merger Agreement | Forward Purchase Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares in a unit converted to Domesticated Company Common Stock	1.00%
Number of warrants in units converted to Domesticated Company Common Stock	0.33
Forward Purchase Agreement | Forward Purchase Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unit price | $ / shares			$ 10.00
Number of maximum units can be sold to purchasers			5,000,000
Number of maximum additional units can be sold to purchasers			9,000,000
Maximum amount of units that can be sold to purchasers | $			$ 14,000,000
Registration Rights Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold number of days to file registration statement after Closing			30 days
Subscription Agreement | PIPE Investors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			6.85
Share price | $ / shares			$ 10.00
Aggregate purchase price | $			$ 68,500,000